CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net revenues
Integrated contract revenue (including revenue from related parties of $3,717,358, $5,256,870 and $18,473,320 for the years ended June 30, 2011, 2012 and 2013, respectively)	$ 328,551,083	$ 304,967,477	$ 248,576,098
Products sales (including revenue from related parties of $580,705, $109,917 and $1,083,803 for the years ended June 30, 2011, 2012 and 2013, respectively)	20,503,919	16,736,455	14,265,788
Total net revenues	349,055,002	321,703,932	262,841,886
Costs of integrated contracts (including purchases from related parties of $3,064,587, $72,774 and $1,475,149 for the years ended June 30, 2011, 2012 and 2013 respectively)	218,586,778	189,152,826	165,354,157
Costs of products sold	6,799,536	6,204,356	6,359,013
Gross profit	123,668,688	126,346,750	91,128,716
Operating expenses
Selling	26,793,752	27,636,866	20,445,846
General and administrative	29,647,665	26,025,459	16,671,448
Research and development	32,507,314	25,552,297	20,132,575
VAT refunds and government subsidies	(22,982,148)	(18,306,056)	(10,811,919)
Total operating expenses	65,966,583	60,908,566	46,437,950
Income from operations	57,702,105	65,438,184	44,690,766
Other (expense) income, net (including other income from related parties of nil ,$45,475 and $65,926 for the years ended June 30, 2011, 2012 and 2013, respectively)	879,427	792,817	(208,093)
Gain on disposal of long term investments	0	2,043,977	1,400,533
Dilution gain on share of an equity investee	0	0	756,619
Share of net income (loss) of equity investees	297,177	(3,141)	2,847,866
Interest income	3,075,072	1,751,982	1,101,531
Interest expenses	(2,169,667)	(3,097,754)	(2,680,141)
Dividend income from cost investees	833,567	0	0
Income before income taxes	60,617,681	66,926,065	47,909,081
Income tax expenses	8,096,798	10,352,318	6,443,967
Net income	52,520,883	56,573,747	41,465,114
Less: net (loss) income attributable to noncontrolling interests	526,481	351,900	(4,884)
Net income attributable to Hollysys Automation Technologies Ltd.	51,994,402	56,221,847	41,469,998
Other comprehensive income, net of nil tax
Translation adjustments, net of nil tax	4,193,473	5,910,090	9,308,905
Comprehensive income	56,714,356	62,483,837	50,774,019
Less: comprehensive income attributable to noncontrolling interests	562,843	373,246	35,753
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 56,151,513	$ 62,110,591	$ 50,738,266
Net income per share:
Basic (in dollars per share)	$ 0.93	$ 1.01	$ 0.76
Diluted (in dollars per share)	$ 0.92	$ 1.01	$ 0.75
Shares used in income per share computation:
Weighted average number of ordinary shares	56,167,592	55,659,765	54,564,842
Weighted average number of diluted ordinary shares	56,412,469	55,828,361	54,949,280